Pensions and other post-employment benefits - Benefit Payments (Details) € in Millions	Dec. 31, 2021 EUR (€)
2022
Benefits
Estimated future benefit payments	€ 1,852
2023
Benefits
Estimated future benefit payments	1,655
2024
Benefits
Estimated future benefit payments	1,591
2025
Benefits
Estimated future benefit payments	1,530
2026
Benefits
Estimated future benefit payments	1,470
2027-2031
Benefits
Estimated future benefit payments	6,585
United States.
Benefits
Estimated direct benefit payments	119
Pension Qualified management | 2022
Benefits
Estimated future benefit payments	1,131
Pension Qualified management | 2023
Benefits
Estimated future benefit payments	990
Pension Qualified management | 2024
Benefits
Estimated future benefit payments	944
Pension Qualified management | 2025
Benefits
Estimated future benefit payments	899
Pension Qualified management | 2026
Benefits
Estimated future benefit payments	855
Pension Qualified management | 2027-2031
Benefits
Estimated future benefit payments	3,627
Qualified occupational | 2022
Benefits
Estimated future benefit payments	243
Qualified occupational | 2023
Benefits
Estimated future benefit payments	226
Qualified occupational | 2024
Benefits
Estimated future benefit payments	212
Qualified occupational | 2025
Benefits
Estimated future benefit payments	199
Qualified occupational | 2026
Benefits
Estimated future benefit payments	187
Qualified occupational | 2027-2031
Benefits
Estimated future benefit payments	755
Pension Non-qualified plans | 2022
Benefits
Estimated future benefit payments	25
Pension Non-qualified plans | 2023
Benefits
Estimated future benefit payments	24
Pension Non-qualified plans | 2024
Benefits
Estimated future benefit payments	24
Pension Non-qualified plans | 2025
Benefits
Estimated future benefit payments	23
Pension Non-qualified plans | 2026
Benefits
Estimated future benefit payments	23
Pension Non-qualified plans | 2027-2031
Benefits
Estimated future benefit payments	102
Post Retirement Formerly union represented | 2022
Benefits
Estimated future benefit payments	111
Post Retirement Formerly union represented | 2023
Benefits
Estimated future benefit payments	96
Post Retirement Formerly union represented | 2024
Benefits
Estimated future benefit payments	76
Post Retirement Formerly union represented | 2025
Benefits
Estimated future benefit payments	68
Post Retirement Formerly union represented | 2026
Benefits
Estimated future benefit payments	58
Post Retirement Formerly union represented | 2027-2031
Benefits
Estimated future benefit payments	318
Non-union representation | 2022
Benefits
Estimated future benefit payments	55
Non-union representation | 2023
Benefits
Estimated future benefit payments	56
Non-union representation | 2024
Benefits
Estimated future benefit payments	56
Non-union representation | 2025
Benefits
Estimated future benefit payments	57
Non-union representation | 2026
Benefits
Estimated future benefit payments	57
Non-union representation | 2027-2031
Benefits
Estimated future benefit payments	292
Other countries, excluding US | 2022
Benefits
Estimated future benefit payments	287
Other countries, excluding US | 2023
Benefits
Estimated future benefit payments	263
Other countries, excluding US | 2024
Benefits
Estimated future benefit payments	279
Other countries, excluding US | 2025
Benefits
Estimated future benefit payments	284
Other countries, excluding US | 2026
Benefits
Estimated future benefit payments	290
Other countries, excluding US | 2027-2031
Benefits
Estimated future benefit payments	€ 1,491